Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016
Allowance for uncollectable amounts	$ 140,998	$ 119,936	$ 33,760
Inventory reserve	290,000	443,387	$ 190,000
Goodwill impairment loss		$ 4,901,261
Tax benefits recognized likelihood of being realized upon ultimate settlement	greater than 50%
Sales Revenue, Net [Member] | Entity A [Member]
Concentrations risk percentage	18.00%
Sales Revenue, Net [Member] | Entity C [Member]
Concentrations risk percentage	16.00%
Sales Revenue, Net [Member] | Entity B [Member]
Concentrations risk percentage		20.00%
Maximum [Member]
Awarded government contracts amortized over and in proportion to collection period	18 months
Trademarks [Member]
Intangible assets estimated useful life year	10 years
Patents [Member] | Maximum [Member]
Intangible assets estimated useful life year	20 years
EV Charging Stations [Member]
Fixed assets held for sale	$ 29,000	$ 153,000